AB Corporate Income Shares

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.9%
Industrial – 54.4%
Basic – 4.1%
Anglo American Capital PLC 3.875%, 03/16/2029(a)	$221	$205,944
5.625%, 04/01/2030(a)	435	445,481
Celanese US Holdings LLC 5.90%, 07/05/2024	165	165,962
6.05%, 03/15/2025	165	166,289
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	232,747
Dow Chemical Co. (The) 6.90%, 05/15/2053	455	539,694
EIDP, Inc. 1.70%, 07/15/2025	433	404,513
Equate Petrochemical BV 2.625%, 04/28/2028(a)	317	281,694
Freeport Indonesia PT 4.763%, 04/14/2027(a)	240	232,826
5.315%, 04/14/2032(a)	240	227,426
Georgia-Pacific LLC 3.734%, 07/15/2023(a)	828	821,997
Glencore Funding LLC 1.625%, 09/01/2025(a)	521	477,997
4.625%, 04/29/2024(a)	175	173,738
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	194,355
LyondellBasell Industries NV 4.625%, 02/26/2055	792	682,221
Mosaic Co. (The) 5.625%, 11/15/2043	170	170,753
Sealed Air Corp. 1.573%, 10/15/2026(a)	545	479,360
Westlake Corp. 3.375%, 08/15/2061	710	460,684

		6,363,681

Capital Goods – 3.8%
Caterpillar Financial Services Corp. 0.65%, 07/07/2023	860	844,288
4.90%, 01/17/2025	595	601,152
CNH Industrial Capital LLC 1.95%, 07/02/2023	310	305,675
3.95%, 05/23/2025	177	173,327
5.45%, 10/14/2025	303	308,039
Eaton Corp. 4.70%, 08/23/2052	335	326,250
John Deere Capital Corp. 2.60%, 03/07/2024	385	376,819
4.75%, 01/20/2028	736	751,780
4.85%, 10/11/2029	223	229,920
Johnson Controls International PLC 4.50%, 02/15/2047	440	396,937
Northrop Grumman Corp. 3.25%, 08/01/2023	840	833,918

	Principal Amount (000)	U.S. $ Value

Regal Rexnord Corp. 6.30%, 02/15/2030(a)	$82	$83,487
6.40%, 04/15/2033(a)	97	99,334
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/2024	602	594,373

		5,925,299

Communications - Media – 5.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/2041	495	346,634
3.70%, 04/01/2051	225	148,910
5.125%, 07/01/2049	299	246,678
5.25%, 04/01/2053	300	251,424
5.375%, 05/01/2047	519	442,385
Comcast Corp. 2.937%, 11/01/2056	522	356,594
3.25%, 11/01/2039	558	464,289
Discovery Communications LLC 4.65%, 05/15/2050	59	46,088
5.20%, 09/20/2047	468	390,261
5.30%, 05/15/2049	82	69,338
FactSet Research Systems, Inc. 2.90%, 03/01/2027	515	481,237
Fox Corp. 3.05%, 04/07/2025	23	22,181
5.576%, 01/25/2049	346	334,329
Interpublic Group of Cos., Inc. (The) 3.375%, 03/01/2041	340	258,567
Meta Platforms, Inc. 4.65%, 08/15/2062	515	452,757
Netflix, Inc. 4.875%, 04/15/2028	705	704,401
Paramount Global 4.20%, 05/19/2032	225	193,529
Prosus NV 3.257%, 01/19/2027(a)	237	215,077
3.68%, 01/21/2030(a)	210	180,994
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	397	333,544
Thomson Reuters Corp. 5.65%, 11/23/2043	220	214,146
Time Warner Cable Enterprises LLC 8.375%, 03/15/2023	967	970,974
Walt Disney Co. (The) 4.00%, 10/01/2023	40	39,702
6.40%, 12/15/2035	161	185,266
8.875%, 04/26/2023	105	105,886
Warnermedia Holdings, Inc. 5.05%, 03/15/2042(a)	305	260,406
Weibo Corp. 3.50%, 07/05/2024	373	360,714

		8,076,311

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.6%
AT&T, Inc. 3.50%, 09/15/2053	$179	$132,369
6.55%, 01/15/2028	100	105,586
Corning, Inc. 4.75%, 03/15/2042	455	433,542
5.45%, 11/15/2079	195	187,777
Rogers Communications, Inc. 4.50%, 03/15/2043	4	3,447

		862,721

Consumer Cyclical - Automotive – 1.6%
General Motors Co. 5.95%, 04/01/2049	115	110,327
General Motors Financial Co., Inc. 4.15%, 06/19/2023	116	115,568
6.05%, 10/10/2025	303	308,760
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	831	760,224
Hyundai Capital America 5.875%, 04/07/2025(a)	160	161,621
Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(a)	530	537,420
Toyota Motor Credit Corp. 5.45%, 11/10/2027	440	459,180

		2,453,100

Consumer Cyclical - Entertainment – 0.2%
Hasbro, Inc. 5.10%, 05/15/2044	355	316,507

Consumer Cyclical - Other – 0.7%
Las Vegas Sands Corp. 2.90%, 06/25/2025	685	640,735
3.90%, 08/08/2029	390	349,046
MDC Holdings, Inc. 6.00%, 01/15/2043	140	124,172

		1,113,953

Consumer Cyclical - Restaurants – 0.5%
McDonald’s Corp. 3.625%, 09/01/2049	215	175,840
4.45%, 09/01/2048	185	172,207
4.60%, 05/26/2045	280	265,082
4.70%, 12/09/2035	220	220,169

		833,298

Consumer Cyclical - Retailers – 1.6%
AutoNation, Inc. 3.85%, 03/01/2032	515	435,675
AutoZone, Inc. 3.125%, 04/21/2026	795	759,336
Lowe’s Cos., Inc. 5.80%, 09/15/2062	565	587,843

	Principal Amount (000)	U.S. $ Value

Ross Stores, Inc. 4.70%, 04/15/2027	$160	$159,203
4.80%, 04/15/2030	115	111,486
5.45%, 04/15/2050	175	168,551
Walmart, Inc. 3.95%, 06/28/2038	320	307,434

		2,529,528

Consumer Non-Cyclical – 13.0%
AbbVie, Inc. 4.40%, 11/06/2042	350	323,102
Altria Group, Inc. 3.40%, 05/06/2030	180	159,377
4.00%, 02/04/2061	300	207,402
5.95%, 02/14/2049	180	170,190
AmerisourceBergen Corp. 0.737%, 03/15/2023	277	275,643
4.25%, 03/01/2045	165	145,921
4.30%, 12/15/2047	295	266,125
Amgen, Inc. 4.40%, 02/22/2062	570	488,980
4.875%, 03/01/2053	335	318,099
BAT Capital Corp. 2.259%, 03/25/2028	307	263,870
4.39%, 08/15/2037	323	266,097
4.906%, 04/02/2030	394	372,740
5.65%, 03/16/2052	195	174,153
BAT International Finance PLC 4.448%, 03/16/2028	395	378,181
Baxalta, Inc. 4.00%, 06/23/2025	765	750,802
Baxter International, Inc. 0.868%, 12/01/2023	545	526,623
Biogen, Inc. 4.05%, 09/15/2025	385	378,336
Bristol-Myers Squibb Co. 3.625%, 05/15/2024	833	824,095
3.70%, 03/15/2052	480	405,446
3.90%, 03/15/2062	485	409,927
Cardinal Health, Inc. 4.50%, 11/15/2044	305	263,319
4.90%, 09/15/2045	305	277,385
Cargill, Inc. 3.625%, 04/22/2027(a)	560	544,578
4.375%, 04/22/2052(a)	350	330,039
5.125%, 10/11/2032(a)	166	172,891
Cigna Corp. 3.00%, 07/15/2023	71	70,359
4.80%, 08/15/2038	530	519,008
7.875%, 05/15/2027	53	59,577
CommonSpirit Health 4.35%, 11/01/2042	44	39,009
CVS Health Corp. 5.125%, 07/20/2045	315	303,162
Gilead Sciences, Inc. 0.75%, 09/29/2023	203	197,397
2.80%, 10/01/2050	175	122,276
3.65%, 03/01/2026	781	761,288

	Principal Amount (000)	U.S. $ Value

Hershey Co. (The) 0.90%, 06/01/2025	$898	$828,387
3.125%, 11/15/2049	245	191,242
Johnson & Johnson 5.85%, 07/15/2038	240	281,513
McKesson Corp. 1.30%, 08/15/2026	926	826,483
Merck & Co., Inc. 2.75%, 02/10/2025	707	685,267
2.90%, 12/10/2061	205	142,805
Molson Coors Brewing Co. 4.20%, 07/15/2046	210	175,808
Mylan, Inc. 4.20%, 11/29/2023	682	676,435
Newell Brands, Inc. 6.375%, 09/15/2027	320	321,728
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	264	198,737
PepsiCo, Inc. 0.40%, 10/07/2023	787	763,500
3.90%, 07/18/2032	330	322,440
Philip Morris International, Inc. 5.00%, 11/17/2025	375	380,047
5.625%, 11/17/2029	69	72,066
Pilgrim’s Pride Corp. 3.50%, 03/01/2032(a)	400	325,584
Sysco Corp. 2.45%, 12/14/2031	425	356,222
3.15%, 12/14/2051	460	331,448
6.60%, 04/01/2050	227	263,297
Thermo Fisher Scientific, Inc. 0.797%, 10/18/2023	1,258	1,221,845
Wyeth LLC 5.95%, 04/01/2037	240	272,234
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	803	757,807

		20,160,292

Energy – 4.9%
BP Capital Markets America, Inc. 2.939%, 06/04/2051	485	346,809
3.00%, 02/24/2050	660	481,615
Conocophillips Co. 3.80%, 03/15/2052	405	346,927
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	304	237,728
4.90%, 06/01/2044	495	394,540
5.75%, 01/15/2031(a)	221	216,940
Ecopetrol SA 5.875%, 09/18/2023	64	63,840
5.875%, 05/28/2045	25	17,903
Enable Midstream Partners LP 5.00%, 05/15/2044	41	36,025
Energy Transfer LP 3.90%, 07/15/2026	440	423,672
5.35%, 05/15/2045	135	123,177

	Principal Amount (000)	U.S. $ Value

Eni SpA 5.70%, 10/01/2040(a)	$420	$402,326
Enterprise Products Operating LLC 4.80%, 02/01/2049	85	78,911
Exxon Mobil Corp. 4.114%, 03/01/2046	514	468,634
4.327%, 03/19/2050	220	207,148
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	215	175,539
4.317%, 12/30/2039(a)	215	163,826
Kinder Morgan, Inc. 5.55%, 06/01/2045	485	473,423
Marathon Oil Corp. 6.60%, 10/01/2037	305	323,410
MPLX LP 5.20%, 12/01/2047	144	131,505
ONEOK, Inc. 6.10%, 11/15/2032	127	133,396
Pioneer Natural Resources Co. 2.15%, 01/15/2031	560	464,050
Suncor Energy, Inc. 6.50%, 06/15/2038	305	333,203
6.85%, 06/01/2039	215	238,824
Targa Resources Corp. 6.25%, 07/01/2052	495	502,658
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	265	199,744
Var Energi ASA 7.50%, 01/15/2028(a)	292	307,639
Western Midstream Operating LP 4.65%, 07/01/2026	81	78,110
5.45%, 04/01/2044	149	131,038

		7,502,560

Services – 3.1%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	400	328,196
2.70%, 02/09/2041	300	206,820
Amazon.com, Inc. 4.10%, 04/13/2062	280	245,599
4.25%, 08/22/2057	170	155,773
4.55%, 12/01/2027	531	537,807
Block Financial LLC 2.50%, 07/15/2028	430	377,441
Booking Holdings, Inc. 4.625%, 04/13/2030	800	803,728
Global Payments, Inc. 2.90%, 11/15/2031	545	454,465
Mastercard, Inc. 2.00%, 03/03/2025	804	765,199
Moody’s Corp. 5.25%, 07/15/2044	135	137,616
PayPal Holdings, Inc. 5.25%, 06/01/2062	395	389,735

	Principal Amount (000)	U.S. $ Value

S&P Global, Inc. 2.90%, 03/01/2032(a)	$226	$200,157
4.25%, 05/01/2029(a)	90	88,508
4.75%, 08/01/2028(a)	20	20,252

		4,711,296

Technology – 14.1%
Analog Devices, Inc. 2.95%, 04/01/2025	36	34,910
Apple, Inc. 2.45%, 08/04/2026	782	737,864
2.65%, 05/11/2050	170	120,297
3.25%, 02/23/2026	840	816,085
4.10%, 08/08/2062	345	307,792
4.45%, 05/06/2044	871	869,476
Baidu, Inc. 1.625%, 02/23/2027	435	381,247
3.075%, 04/07/2025	265	252,709
Broadcom, Inc. 3.137%, 11/15/2035(a)	466	361,756
3.187%, 11/15/2036(a)	573	438,030
4.926%, 05/15/2037(a)	452	414,954
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	788	709,310
Cisco Systems, Inc. 2.20%, 09/20/2023	773	760,253
Dell International LLC/EMC Corp. 8.35%, 07/15/2046	42	50,752
Entegris Escrow Corp. 4.75%, 04/15/2029(a)	395	370,597
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	1,295	1,290,377
HP, Inc. 4.20%, 04/15/2032	390	348,145
5.50%, 01/15/2033	695	682,692
Infor, Inc. 1.75%, 07/15/2025(a)	95	86,393
Intel Corp. 4.75%, 03/25/2050	454	419,555
5.05%, 08/05/2062	675	631,557
International Business Machines Corp. 4.25%, 05/15/2049	570	504,895
4.50%, 02/06/2026	620	620,632
4.90%, 07/27/2052	660	642,094
KLA Corp. 4.95%, 07/15/2052	500	502,675
5.25%, 07/15/2062	380	393,536
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	1,080	931,241
Lam Research Corp. 3.75%, 03/15/2026	142	139,188
Micron Technology, Inc. 6.75%, 11/01/2029	359	382,209
Microsoft Corp. 2.00%, 08/08/2023	848	835,433
2.40%, 08/08/2026	864	815,115
3.95%, 08/08/2056	225	206,626

	Principal Amount (000)	U.S. $ Value

NXP BV/NXP Funding LLC 5.55%, 12/01/2028	$1,176	$1,211,445
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025	24	22,821
Oracle Corp. 2.50%, 04/01/2025	619	590,254
3.60%, 04/01/2040	436	345,517
3.65%, 03/25/2041	233	184,398
3.85%, 04/01/2060	94	67,983
4.00%, 11/15/2047	537	425,911
5.375%, 07/15/2040	143	139,622
6.125%, 07/08/2039	254	267,871
QUALCOMM, Inc. 6.00%, 05/20/2053	585	671,492
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	293,792
Skyworks Solutions, Inc. 3.00%, 06/01/2031	259	213,403
Take-Two Interactive Software, Inc. 3.30%, 03/28/2024	263	257,766
Texas Instruments, Inc. 4.10%, 08/16/2052	239	227,650
4.60%, 02/15/2028	450	459,171
TSMC Arizona Corp. 4.50%, 04/22/2052	345	338,962

		21,776,453

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	120	118,614

Transportation - Services – 0.9%
ENA Master Trust 4.00%, 05/19/2048(a)	370	289,872
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	711	691,888
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	300	295,002
4.20%, 04/01/2027(a)	117	112,358

		1,389,120

		84,132,733

Financial Institutions – 34.5%
Banking – 23.4%
AIB Group PLC 7.583%, 10/14/2026(a)	455	470,907
Ally Financial, Inc. 8.00%, 11/01/2031	192	210,735
Australia & New Zealand Banking Group Ltd. 4.82%, 02/03/2025(a)	543	543,755
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)	274	251,728

	Principal Amount (000)	U.S. $ Value

Banco Santander SA 1.722%, 09/14/2027	$600	$525,642
Bank of America Corp. 2.592%, 04/29/2031	575	491,625
2.884%, 10/22/2030	450	394,403
3.384%, 04/02/2026	390	377,126
3.846%, 03/08/2037	510	445,031
3.97%, 03/05/2029	520	495,908
3.974%, 02/07/2030	390	369,002
4.271%, 07/23/2029	727	702,987
4.827%, 07/22/2026	495	493,807
6.204%, 11/10/2028	585	616,964
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)	320	324,435
Bank of Nova Scotia (The) 4.75%, 02/02/2026	461	460,751
Barclays PLC 7.385%, 11/02/2028	499	540,562
7.437%, 11/02/2033	275	309,782
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	316,759
BNP Paribas SA 2.591%, 01/20/2028(a)	450	408,271
4.625%, 02/25/2031(a) (b)	223	182,842
BPCE SA 5.029%, 01/15/2025(a)	488	487,878
5.975%, 01/18/2027(a)	322	325,954
Capital One Financial Corp. 4.985%, 07/24/2026	335	332,725
5.468%, 02/01/2029	146	146,860
Citigroup, Inc. 2.666%, 01/29/2031	400	344,216
3.875%, 02/18/2026(b)	344	314,000
4.14%, 05/24/2025	345	340,888
Series W 4.00%, 12/10/2025(b)	368	343,248
Series Y 4.15%, 11/15/2026(b)	569	508,544
Credit Suisse Group AG 4.55%, 04/17/2026	790	728,957
6.373%, 07/15/2026(a)	738	716,546
Danske Bank A/S 4.298%, 04/01/2028(a)	250	240,668
6.466%, 01/09/2026(a)	350	355,233
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	910	809,227
6.119%, 07/14/2026	173	175,323
6.72%, 01/18/2029	238	250,445
Discover Bank 4.682%, 08/09/2028	385	373,562
Discover Financial Services 6.70%, 11/29/2032	175	187,010
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	881	777,676
1.948%, 10/21/2027	340	304,256

	Principal Amount (000)	U.S. $ Value

Series V 4.125%, 11/10/2026(b)	$248	$221,251
HSBC Holdings PLC 2.013%, 09/22/2028	285	246,736
2.206%, 08/17/2029	335	283,758
2.251%, 11/22/2027	355	318,410
3.973%, 05/22/2030	342	315,078
4.583%, 06/19/2029	970	939,765
4.60%, 12/17/2030(b)	267	224,958
4.755%, 06/09/2028	420	412,931
4.762%, 03/29/2033	242	223,109
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)	224	231,423
JPMorgan Chase & Co. 2.947%, 02/24/2028	405	375,415
3.702%, 05/06/2030	335	311,865
4.323%, 04/26/2028	560	547,758
5.546%, 12/15/2025	765	771,181
8.00%, 04/29/2027	520	592,628
KBC Group NV 5.796%, 01/19/2029(a)	209	212,037
Lloyds Banking Group PLC 7.953%, 11/15/2033	516	589,489
M&T Bank Corp. 3.50%, 09/01/2026(b)	264	222,132
Mitsubishi UFJ Financial Group, Inc. 1.64%, 10/13/2027	828	730,371
2.852%, 01/19/2033	375	314,430
Mizuho Financial Group, Inc. 5.414%, 09/13/2028	560	572,186
Morgan Stanley 2.484%, 09/16/2036	500	386,970
3.62%, 04/17/2025	555	544,938
3.622%, 04/01/2031	125	114,894
4.431%, 01/23/2030	440	428,371
5.123%, 02/01/2029	330	333,571
6.296%, 10/18/2028	595	628,897
6.342%, 10/18/2033	210	230,870
National Australia Bank Ltd. 3.347%, 01/12/2037(a)	665	537,845
Nationwide Building Society 2.972%, 02/16/2028(a)	404	368,125
NatWest Group PLC 7.472%, 11/10/2026	234	247,542
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	245	236,104
5.068%, 01/24/2034	149	150,232
Series O 8.492% (LIBOR 3 Month + 3.68%), 05/01/2023(b) (c)	358	360,592
Santander Holdings USA, Inc. 2.49%, 01/06/2028	213	187,649
4.40%, 07/13/2027	320	311,286
Societe Generale SA 2.797%, 01/19/2028(a)	795	716,414

	Principal Amount (000)	U.S. $ Value

Standard Chartered PLC 1.456%, 01/14/2027(a)	$345	$307,561
3.971%, 03/30/2026(a)	245	236,856
6.17%, 01/09/2027(a)	287	293,868
State Street Corp. 4.857%, 01/26/2026	289	289,978
Synchrony Bank 5.625%, 08/23/2027	250	248,883
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)	382	371,896
UBS Group AG 4.703%, 08/05/2027(a)	335	330,541
Wells Fargo & Co. 3.908%, 04/25/2026	553	540,110
Series BB 3.90%, 03/15/2026(b)	805	741,510
Western Union Co. (The) 2.75%, 03/15/2031	490	389,584
Westpac Banking Corp. 3.02%, 11/18/2036	630	493,265
4.11%, 07/24/2034	475	429,058

		36,110,559

Brokerage – 0.9%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	97	96,576
Series I 4.00%, 06/01/2026(b)	595	548,007
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	444	443,623
Nomura Holdings, Inc. 5.709%, 01/09/2026	322	326,263

		1,414,469

Finance – 1.8%
Aircastle Ltd. 2.85%, 01/26/2028(a)	664	578,191
4.25%, 06/15/2026	21	20,244
5.25%, 08/11/2025(a)	210	205,472
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	274	243,592
1.95%, 09/20/2026(a)	391	340,088
3.50%, 11/01/2027(a)	116	103,916
4.375%, 01/30/2024(a)	220	215,930
Synchrony Financial 2.875%, 10/28/2031	368	286,455
3.95%, 12/01/2027	558	516,100
4.875%, 06/13/2025	267	262,004
5.15%, 03/19/2029	57	54,420

		2,826,412

Insurance – 5.6%
ACE Capital Trust II 9.70%, 04/01/2030	345	434,707

	Principal Amount (000)	U.S. $ Value

Allstate Corp. (The) Series B 5.75%, 08/15/2053	$712	$701,064
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	395	393,989
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070(a)	210	152,683
Hartford Financial Services Group, Inc. (The) Series ICON 6.731% (LIBOR 3 Month + 2.12%), 02/12/2047(a) (c)	535	457,345
Humana, Inc. 5.75%, 03/01/2028	264	275,307
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/2069(a)	170	156,830
MassMutual Global Funding II 0.60%, 04/12/2024(a)	420	399,084
0.85%, 06/09/2023(a)	270	266,080
Met Tower Global Funding 0.70%, 04/05/2024(a)	705	670,631
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	150	165,000
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	169,828
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	120	164,618
New York Life Insurance Co. 4.45%, 05/15/2069(a)	180	159,973
Nippon Life Insurance Co. 2.75%, 01/21/2051(a)	490	414,045
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	107,139
Prudential Financial, Inc. 5.20%, 03/15/2044	547	536,312
5.375%, 05/15/2045	260	254,935
5.625%, 06/15/2043	689	684,990
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	383	338,897
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	400	387,660
UnitedHealth Group, Inc. 4.95%, 05/15/2062	345	347,788
6.05%, 02/15/2063	290	339,196
Voya Financial, Inc. 5.65%, 05/15/2053	690	687,088

		8,665,189

REITs – 2.8%
American Homes 4 Rent LP 4.25%, 02/15/2028	5	4,794
Boston Properties LP 6.75%, 12/01/2027	288	305,081

	Principal Amount (000)	U.S. $ Value

Essential Properties LP 2.95%, 07/15/2031	$454	$344,277
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	313	310,643
5.375%, 04/15/2026	114	113,882
Kilroy Realty LP 3.45%, 12/15/2024	40	38,690
Office Properties Income Trust 3.45%, 10/15/2031	426	296,637
Public Storage 4.774% (SOFR + 0.47%), 04/23/2024(c)	335	333,985
Realty Income Corp. 4.60%, 02/06/2024	1,016	1,012,078
Regency Centers LP 3.75%, 06/15/2024	33	32,165
SITE Centers Corp. 4.25%, 02/01/2026	178	170,939
4.70%, 06/01/2027	295	283,032
Spirit Realty LP 3.20%, 02/15/2031	385	325,267
4.00%, 07/15/2029	132	118,986
Vornado Realty LP 2.15%, 06/01/2026	425	369,929
3.40%, 06/01/2031	358	277,020

		4,337,405

		53,354,034

Utility – 7.0%
Electric – 6.4%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(a)	215	213,495
AEP Texas, Inc. 4.70%, 05/15/2032	404	402,590
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	200	178,038
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	219	176,301
American Transmission Systems 2.65%, 01/15/2032(a)	455	388,602
CenterPoint Energy, Inc. 4.75% (SOFR + 0.65%), 05/13/2024(c)	310	306,658
Commonwealth Edison Co. 5.30%, 02/01/2053	294	313,689
Series 133 3.85%, 03/15/2052	185	157,333
Consolidated Edison Co. of New York, Inc. 3.60%, 06/15/2061	220	172,383
4.50%, 05/15/2058	290	260,005
Series A 4.125%, 05/15/2049	280	243,079
Duke Energy Carolinas LLC 3.45%, 04/15/2051	400	314,668
Duke Energy Corp. 4.20%, 06/15/2049	218	184,633
Duke Energy Progress LLC 4.00%, 04/01/2052	134	114,766

	Principal Amount (000)	U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	$200	$163,913
Enel Chile SA 4.875%, 06/12/2028	62	60,810
Enel Finance International NV 7.75%, 10/14/2052(a)	260	308,766
Engie Energia Chile SA 3.40%, 01/28/2030(a)	425	354,822
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	242,860
Florida Power & Light Co. 3.95%, 03/01/2048	632	558,024
4.347% (SOFR + 0.25%), 05/10/2023(c)	140	139,885
Georgia Power Co. 4.30%, 03/15/2042	340	306,700
4.70%, 05/15/2032	165	164,248
Kentucky Utilities Co. 3.30%, 06/01/2050	52	39,148
National Rural Utilities Cooperative Finance Corp. 3.45%, 06/15/2025	365	355,116
0.35%, 02/08/2024	590	564,193
3.40%, 11/15/2023	265	262,186
NextEra Energy Capital Holdings, Inc. 5.65%, 05/01/2079	404	384,956
Niagara Mohawk Power Corp. 5.783%, 09/16/2052(a)	320	343,837
Public Service Electric and Gas Co. 3.80%, 03/01/2046	385	329,402
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	297,935
San Diego Gas & Electric Co. Series WWW 2.95%, 08/15/2051	215	156,617
Southern California Edison Co. 0.70%, 04/03/2023	400	396,804
Southern Co. (The) 2.95%, 07/01/2023	412	408,374
Southern Power Co. Series F 4.95%, 12/15/2046	77	70,415
Virginia Electric & Power Co. 8.875%, 11/15/2038	233	328,122
WEC Energy Group, Inc. 4.75%, 01/09/2026	301	301,668

		9,965,041

Natural Gas – 0.6%
Atmos Energy Corp. 3.375%, 09/15/2049	325	254,455
GNL Quintero SA 4.634%, 07/31/2029(a)	153	149,710
NiSource, Inc. 5.65%, 02/01/2045	60	62,879

	Principal Amount (000)	U.S. $ Value

Piedmont Natural Gas Co., Inc. 5.05%, 05/15/2052	$435	$420,454

		887,498

		10,852,539

Total Corporates - Investment Grade (cost $160,319,347)		148,339,306

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Chile – 0.4%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	322,722
4.70%, 05/07/2050(a)	295	264,873

		587,595

Mexico – 0.4%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	262,678
Petroleos Mexicanos 6.50%, 01/23/2029	135	121,912
6.75%, 09/21/2047	112	77,420
6.95%, 01/28/2060	169	115,655
7.69%, 01/23/2050	80	59,740

		637,405

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	214,250

Qatar – 0.2%
QatarEnergy 3.125%, 07/12/2041(a)	277	218,882

Total Quasi-Sovereigns (cost $2,008,734)		1,658,132

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	424,767
5.20%, 05/15/2049	200	140,912

		565,679

Mexico – 0.2%
Mexico Government International Bond 4.60%, 01/23/2046	200	165,500
4.75%, 03/08/2044	120	103,050

		268,550

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	49,267

	Principal Amount (000)	U.S. $ Value

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	$228	$226,860

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	53,734

Total Governments - Sovereign Bonds (cost $1,404,324)		1,164,090

CORPORATES - NON-INVESTMENT GRADE – 0.7%
Industrial – 0.5%
Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	395	387,152

Consumer Non-Cyclical – 0.3%
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	420	398,605

		785,757

Financial Institutions – 0.2%
REITs – 0.2%
Diversified Healthcare Trust 4.75%, 02/15/2028	407	247,794

Total Corporates - Non-Investment Grade (cost $1,176,375)		1,033,551

Total Investments – 98.4% (cost $164,908,780)(d)		152,195,079
Other assets less liabilities – 1.6%		2,502,629

Net Assets – 100.0%		$154,697,708

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	40	March 2023	$ 4,848,125	$72,742
U.S. T-Note 5 Yr (CBT) Futures	103	March 2023	11,251,946	118,867
U.S. Ultra Bond (CBT) Futures	41	March 2023	5,811,750	145,095
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	34	March 2023	6,992,047	(28,464)
U.S. T-Note 10 Yr (CBT) Futures	9	March 2023	1,030,641	(14,552)

				$293,688

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAIG Series 39, 5 Year Index, 12/20/2027*	1.00%	Quarterly	0.71%	USD	3,280	$45,056	$3,119	$41,937

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	$(3,968)	$—	$(3,968)
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	(8,602)	—	(8,602)
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	(12,317)	—	(12,317)
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	(185,054)	—	(185,054)
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	(74,540)	—	(74,540)
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	(11,211)	—	(11,211)

						$(295,692)	$—	$(295,692)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $30,343,211 or 19.6% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.
(d)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,300,949 and gross unrealized depreciation of investments was $(13,974,717), resulting in net unrealized depreciation of $(12,673,768).

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$182,842	$148,156,464	$—	$148,339,306
Quasi-Sovereigns	—	1,658,132	—	1,658,132
Governments - Sovereign Bonds	—	1,164,090	—	1,164,090
Corporates - Non-Investment Grade	—	1,033,551	—	1,033,551

Total Investments in Securities	182,842	152,012,237	—	152,195,079
Other Financial Instruments(a):
Assets:
Futures	336,704	—	—	336,704
Centrally Cleared Credit Default Swaps	—	45,056	—	45,056
Liabilities:
Futures	(43,016)	—	—	(43,016)
Centrally Cleared Interest Rate Swaps	—	(295,692)	—	(295,692)

Total	$476,530	$151,761,601	$—	$152,238,131

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.